Share capital and contributed surplus - Stock options rollforward (Details)					3 Months Ended	12 Months Ended
	Oct. 02, 2017 CAD ($) shares	Jul. 11, 2017 CAD ($) shares	Feb. 16, 2017 CAD ($) shares	Oct. 03, 2016 CAD ($) shares	Jun. 30, 2018 CAD ($) shares	Jun. 30, 2018 CAD ($) shares	Jun. 30, 2017 CAD ($) shares
Share Capital, Reserves And Other Equity Interest [Abstract]
Outstanding at beginning of period (in shares) | shares						8,819,525	7,137,125
Granted (in shares) | shares	300,000	1,620,000	400,000	1,342,400	1,742,400	1,920,000
Forfeited (in shares) | shares						(2,431,050)
Cancelled (in shares) | shares						(125,000)
Exercised (in shares) | shares						(60,000)	(60,000)
Outstanding at end of period (in shares) | shares					8,123,475	8,123,475	8,819,525
Exercisable (in shares) | shares					4,297,150	4,297,150
Weighted average exercise price of stock option at beginning of period (in CAD per share) | $						$ 6.93	$ 6.93
Weighted average exercise price of share options granted (in CAD per share) | $	$ 5.47	$ 5.73	$ 6.08	$ 7.02		5.69	6.79
Weighted average exercise price of share options forfeited (in CAD per share) | $						7.85
Weighted average exercise price of share options cancelled (in CAD per share) | $						7.13
Weighted average exercise price of share options exercised (in CAD per share) | $						1.81	1.73
Weighted average exercise price of stock option at end of period (in CAD per share) | $					$ 6.41	6.41	$ 6.93
Weighted average exercise price of share options exercisable (in CAD per share) | $					$ 6.12	$ 6.12